Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gabelli Global Technology Leaders ETF
Prospectus [Line Items]
Annual Return [Percent]	19.78%	10.99%	18.23%